Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Schedule of Fair Value Assumptions
The Company estimated the fair value of each stock option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

	Years Ended March 31,
Assumptions	2021	2020
Expected stock price volatility	74.84%	66.47%
Expected risk free interest rate	0.43%	2.27%
Expected term, in years	6.25	6.72
Expected dividend yield	—%	—%

Summary of Stock Option Activity
A summary of stock option activity and data under the RSL 2015 EIP for the six months ended September 30, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Stock options outstanding at March 31, 2021	27,474,942	$9.10
Granted	11,115,465	$10.00
Forfeited	(901,325)	$11.59

Stock options outstanding at September 30, 2021	37,689,082	$9.30

Stock options exercisable at September 30, 2021	18,999,834	$7.96

A summary of stock option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Stock options outstanding at March 31, 2020	23,926,758	$8.38	$5.65	7.93
Granted	4,338,396	$13.23	$8.67
Forfeited/Canceled	(790,212)	$10.21	$6.78

Stock options outstanding at March 31, 2021	27,474,942	$9.10	$6.12	7.26

Stock options exercisable at March 31, 2021	16,193,146	$7.35	$5.11	6.49

Summary of Fair Value of Vested Stock Option	Additional information regarding stock options is set forth below (in thousands, except per share data).

	Years Ended March 31,
	2021	2020
Grant date fair value of stock options vested	$25,711	$33,789
Weighted-average grant date fair value per share of stock options granted	$8.67	$7.05

Summary of Restricted Stock Units
A summary of restricted stock units under the RSL 2015 EIP is as follows:

Number of Restricted Stock Units
Non-vested balance at March 31, 2021	6,708,799
Granted	18,369,012
Vested	(2,741,290)
Forfeited	(796,753)

Non-vested balance at September 30, 2021	21,539,768

Summary of Share-Based Compensation Expense
Share-based compensation expense was as follows (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2021	2020	2021	2020
Share-based compensation expense recognized as:
R&D expenses	$28,157	$1,887	$29,772	$3,006
G&A expenses	369,155	12,027	386,809	25,186

Total	$397,312	$13,914	$416,581	$28,192

Share-based compensation expense from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Share-based compensation expense recognized as:
R&D expenses	$22,637	$7,738
G&A expenses	62,321	60,013

Total	$84,958	$67,751

Performance Options [Member]
Summary of Stock Option Activity
A summary of Performance Option activity and data under the RSL 2015 EIP for the three months ended September 30, 2021 is as follows:

	Number of Performance Options	Weighted Average Exercise Price
Performance Options outstanding at March 31, 2021	42,212,366	$13.30
Granted	—	$—
Forfeited	—	$—

Performance Options outstanding at September 30, 2021	42,212,366	$13.30

Performance Options exercisable at September 30, 2021	18,467,931	$13.30

Summary of Restricted Stock Units
A summary of pRSU activity under the pRSU Plan is as follows:

	Number of pRSUs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	780,831	$4.76
Granted	—	$—
Forfeited	(195,602)	$4.76

Non-vested balance at March 31, 2021	585,229	$4.76

CVARs [Member]
Summary of Restricted Stock Units
A summary of CVARs under the RSL 2015 EIP is as follows:

Number of CVARs
Non-vested balance at March 31, 2021	32,447,626
Granted	—
Vested	(14,195,849)
Forfeited	—

Non-vested balance at September 30, 2021	18,251,777

A summary of CVARs under the RSL 2015 EIP is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	32,447,626	$0.72
Granted	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	32,447,626	$0.72

Performance RSU [Member]
Schedule of Fair Value Assumptions
The Company estimated the fair value of each Performance Option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

Year Ended March 31,
Assumptions	2020
Expected stock price volatility	73.60%
Expected risk free interest rate	0.62%
Expected term	6 years
Expected dividend yield	—%

Summary of Stock Option Activity
A summary of Performance Option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Performance Options outstanding at March 31, 2020	42,485,108	$13.32	$8.13	6.00
Granted	—	$—	$—
Forfeited	(272,742)	$15.85	$7.58

Performance Options outstanding at March 31, 2021	42,212,366	$13.30	$8.01	5.00

Summary of Restricted Stock Units
A summary of Performance RSU activity under the pRSU Plan is as follows:

Number of Performance RSUs
Non-vested balance at March 31, 2021	585,229
Granted	—
Forfeited	—

Non-vested balance at September 30, 2021	585,229

RSL Common Share Award
Summary of Stock Option Activity
A summary of RSL restricted common stock activity as of September 30, 2021 is as follows:

Number of Restricted Common Stock
Non-vested balance at March 31, 2021	1,720,090
Granted	—
Forfeited	—

Non-vested balance at September 30, 2021	1,720,090

A summary of RSL restricted common stock activity as of March 31, 2021 is as follows:

	Number of Restricted Common Stock	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	—	$—
Granted	1,720,090	$13.16
Vested	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	1,720,090	$13.16